UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive

         Ann Arbor, Michigan  48108

13F File Number:  28-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

     /S/ John Cattier     Ann Arbor, MI     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $147,203 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     6549    39682 SH       SOLE                    39682
APPLE INC                      COM              037833100    19421    64636 SH       SOLE                    64636
CENTERPOINT ENERGY INC         COM              15189T107      911    55064 SH       SOLE                    55064
DARDEN RESTAURANTS INC         COM              237194105     5978   130905 SH       SOLE                   130905
DELL INC                       COM              24702R101     2540   176979 SH       SOLE                   176979
DISH NETWORK CORP              CL A             25470M109     5677   285965 SH       SOLE                   285965
EXPEDIA INC DEL                COM              30212P105     3087   106672 SH       SOLE                   106672
FEDEX CORP                     COM              31428X106     4286    48879 SH       SOLE                    48879
FORD MTR CO DEL                COM PAR $0.01    345370860     5225   370589 SH       SOLE                   370589
GENERAL ELECTRIC CO            COM              369604103     4503   281048 SH       SOLE                   281048
HEWLETT PACKARD CO             COM              428236103     3027    71958 SH       SOLE                    71958
LOWES COS INC                  COM              548661107     5500   257667 SH       SOLE                   257667
MARRIOTT INTL INC NEW          CL A             571903202     5052   136418 SH       SOLE                   136418
MICROSOFT CORP                 COM              594918104     3513   132048 SH       SOLE                   132048
NETFLIX INC                    COM              64110L106    15218    87841 SH       SOLE                    87841
NIKE INC                       CL B             654106103     4370    53676 SH       SOLE                    53676
NISOURCE INC                   COM              65473P105     1272    73436 SH       SOLE                    73436
NORDSTROM INC                  COM              655664100    14572   378706 SH       SOLE                   378706
PRICELINE COM INC              COM NEW          741503403     5005    13299 SH       SOLE                    13299
STARBUCKS CORP                 COM              855244109     3763   132344 SH       SOLE                   132344
TARGET CORP                    COM              87612E106     4031    77559 SH       SOLE                    77559
TD AMERITRADE HLDG CORP        COM              87236Y108     3295   192931 SH       SOLE                   192931
TJX COS INC NEW                COM              872540109     5388   117455 SH       SOLE                   117455
V F CORP                       COM              918204108     5234    62905 SH       SOLE                    62905
WHIRLPOOL CORP                 COM              963320106     3753    49441 SH       SOLE                    49441
YUM BRANDS INC                 COM              988498101     6033   121868 SH       SOLE                   121868